Balance Sheet Account Details - Schedule of Property and Equipment are Stated at Cost (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 24,569	$ 10,087	$ 4,786
Less: accumulated depreciation and amortization	(5,194)	(3,292)	(1,306)
Total	19,375	6,795	3,480
Lab and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,443	6,410	3,872
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	17,639	3,495	732
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 487	$ 182	$ 182